Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)		$ 0	$ 0
Preferred stock, shares authorized		0	104,711
Preferred stock, shares issued		0	104,711
Preferred stock, shares outstanding		0	104,711
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, authorized	[1]	19,895,289	19,895,289
Ordinary shares, shares issued	[1]	4,194,445	2,550,591
Ordinary shares, shares outstanding	[1]	4,194,445	2,550,591

[1]	After giving effect to the share splits and the reverse share splits, see also note 8.